Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended												12 Months Ended			0 Months Ended	1 Months Ended				0 Months Ended
	Nov. 14, 2012	Aug. 14, 2012	May 15, 2012	Feb. 14, 2012	Nov. 14, 2011	Aug. 12, 2011	May 13, 2011	Feb. 14, 2011	Nov. 12, 2010	Aug. 13, 2010	May 14, 2010	Feb. 12, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 13, 2013 Subsequent Event [Member]	Feb. 01, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Double Eagle Pipeline Llc [Member]	Dec. 31, 2012 BridgeTex [Member]	Feb. 22, 2013 Plains All American Pipeline Acquisition [Member] Subsequent Event [Member] mi
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage																			50.00%	50.00%
Phantom units earned																	224,349
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																	3 years
Limited partner units issued																		478,566
Vested Limited Partner Units													440,070				476,682
Directors' Fees Paid In Limited Partners Units																	1,884
Date of cash distribution																Feb. 14, 2013
Cash distribution per limited partner unit	$ 0.485	$ 0.47125	$ 0.42	$ 0.4075	$ 0.4	$ 0.3925	$ 0.385	$ 0.37875	$ 0.3725	$ 0.36625	$ 0.36	$ 0.355	$ 1.78375	$ 1.55625	$ 1.45375	$ 0.500
Distribution Made to Member or Limited Partner, Date of Record																Feb. 06, 2013
Total cash distributions	$ 109,707	$ 106,597	$ 95,004	$ 92,177	$ 90,189	$ 88,498	$ 86,807	$ 85,398	$ 83,798	$ 82,393	$ 76,847	$ 75,779	$ 403,485	$ 350,892	$ 318,817	$ 113,300
Length of Petroleum Pipeline Acquired																					800
Acquisitions of businesses													$ 0	$ 0	$ 291,292						$ 190,000